Note 21 - Non-current Allowances and Provisions - Liabilities (Details) - Provision for non-current liabilities [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Values at the beginning of the year	$ 36,438	$ 63,257
Translation differences	(5,261)	366
Additional provisions	14,397	3,994
Reclassifications	(2,406)	(7,591)
Used	(7,079)	(23,588)
Values at the end of the year	$ 36,089	$ 36,438